Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 711,805	$ 1,277,337
Prepaid insurance	70,000	70,000
Prepaid expenses	7,561	23,851
Total current assets	789,366	1,371,188
Long-term prepaid insurance	23,333	58,333
Cash and marketable securities held in Trust Account	235,596,242	231,467,889
Total Assets	236,408,941	232,897,410
Current liabilities
Accrued offering costs	85,000	89,090
Accrued expenses	1,033,835	91,037
Total current liabilities	1,118,835	180,127
Deferred underwriting fee	9,200,000	9,200,000
Total Liabilities	10,318,835	9,380,127
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of approximately $10.24 and $10.06 per share as of June 30, 2026 and December 31, 2025, respectively	235,596,242	231,467,889
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2026 and December 31, 2025
Additional paid-in capital
Accumulated deficit	(9,506,969)	(7,951,439)
Total Shareholders’ Deficit	(9,506,136)	(7,950,606)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	236,408,941	232,897,410
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares,value	66	66
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares,value	$ 767	$ 767